Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth information concerning the compensation of our named executive officers, or NEOs, including Dr. Struthers, our principal executive officer, or PEO, for each of the fiscal years ended December 31, 2023, 2022, 2021, and 2020, and our financial performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Loss (thousands) ($)
2023	5,747,994	13,887,105	2,248,181	4,887,985	141.81	115.42	214,529
2022	5,602,127	1,612,776	2,702,709	2,001,359	72.94	111.27	163,918
2021	4,144,049	10,295,914	2,518,566	3,812,974	113.23	124.89	107,641
2020	3,826,332	(1,757,784)	1,599,724	(135,593)	56.24	125.69	73,812

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	R. Scott Struthers	Marc Wilson, James Hassard, Stephen F. Betz, Jeff Knight, and Alan Krasner
2022	R. Scott Struthers	Marc Wilson, James Hassard, Dana Pizzuti and Stephen F. Betz
2021	R. Scott Struthers	Ajay Madan and Jeff Knight
2020	R. Scott Struthers	Marc Wilson and Ajay Madan

(2)
The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by our PEO or our non-PEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See the Summary Compensation Table for certain other compensation of our PEO and our non-PEO NEOs for each applicable fiscal year and the Option Exercises and Stock Vested table for the value realized by each of them upon the vesting of stock awards during 2023.

Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022		2023
Adjustments	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation for Covered Fiscal Year from Summary Compensation Table	3,826,332	1,599,724	4,144,049	2,518,566	5,602,127	2,702,709	5,747,994	2,248,181
Deduct Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(3,006,000)	(1,052,100)	(3,236,940)	(2,092,355)	(4,731,436)	(2,158,041)	(4,769,655)	(1,598,250)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,312,646	459,427	5,006,084	2,704,739	3,491,978	1,935,411	8,240,083	2,764,469
Add Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(2,894,352)	(797,205)	2,365,149	353,344	(1,875,193)	(334,059)	3,569,336	1,132,191
Add Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	397,678	139,187	923,354	205,709	694,519	117,051	803,078	262,444
Add Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(1,394,088)	(484,626)	1,094,218	122,971	(1,569,220)	(261,711)	296,269	78,951
Total Compensation Actually Paid	(1,757,784)	(135,593)	10,295,914	3,812,974	1,612,776	2,001,359	13,887,105	4,887,985

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); and (ii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in the money options, an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 and prior fiscal years.

(3)
For the relevant fiscal year, represents the cumulative total shareholder return, or TSR, of the Nasdaq Biotechnology Index, or the Peer Group.

Named Executive Officers, Footnote

Year	PEO	Non-PEO NEOs
2023	R. Scott Struthers	Marc Wilson, James Hassard, Stephen F. Betz, Jeff Knight, and Alan Krasner
2022	R. Scott Struthers	Marc Wilson, James Hassard, Dana Pizzuti and Stephen F. Betz
2021	R. Scott Struthers	Ajay Madan and Jeff Knight
2020	R. Scott Struthers	Marc Wilson and Ajay Madan

Peer Group Issuers, Footnote	(3) For the relevant fiscal year, represents the cumulative total shareholder return, or TSR, of the Nasdaq Biotechnology Index, or the Peer Group.
PEO Total Compensation Amount	$ 5,747,994	$ 5,602,127	$ 4,144,049	$ 3,826,332
PEO Actually Paid Compensation Amount	$ 13,887,105	1,612,776	10,295,914	(1,757,784)
Adjustment To PEO Compensation, Footnote

Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022		2023
Adjustments	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation for Covered Fiscal Year from Summary Compensation Table	3,826,332	1,599,724	4,144,049	2,518,566	5,602,127	2,702,709	5,747,994	2,248,181
Deduct Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(3,006,000)	(1,052,100)	(3,236,940)	(2,092,355)	(4,731,436)	(2,158,041)	(4,769,655)	(1,598,250)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,312,646	459,427	5,006,084	2,704,739	3,491,978	1,935,411	8,240,083	2,764,469
Add Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(2,894,352)	(797,205)	2,365,149	353,344	(1,875,193)	(334,059)	3,569,336	1,132,191
Add Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	397,678	139,187	923,354	205,709	694,519	117,051	803,078	262,444
Add Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(1,394,088)	(484,626)	1,094,218	122,971	(1,569,220)	(261,711)	296,269	78,951
Total Compensation Actually Paid	(1,757,784)	(135,593)	10,295,914	3,812,974	1,612,776	2,001,359	13,887,105	4,887,985

Non-PEO NEO Average Total Compensation Amount	$ 2,248,181	2,702,709	2,518,566	1,599,724
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,887,985	2,001,359	3,812,974	(135,593)
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022		2023
Adjustments	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation for Covered Fiscal Year from Summary Compensation Table	3,826,332	1,599,724	4,144,049	2,518,566	5,602,127	2,702,709	5,747,994	2,248,181
Deduct Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(3,006,000)	(1,052,100)	(3,236,940)	(2,092,355)	(4,731,436)	(2,158,041)	(4,769,655)	(1,598,250)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,312,646	459,427	5,006,084	2,704,739	3,491,978	1,935,411	8,240,083	2,764,469
Add Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(2,894,352)	(797,205)	2,365,149	353,344	(1,875,193)	(334,059)	3,569,336	1,132,191
Add Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	397,678	139,187	923,354	205,709	694,519	117,051	803,078	262,444
Add Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(1,394,088)	(484,626)	1,094,218	122,971	(1,569,220)	(261,711)	296,269	78,951
Total Compensation Actually Paid	(1,757,784)	(135,593)	10,295,914	3,812,974	1,612,776	2,001,359	13,887,105	4,887,985

Equity Valuation Assumption Difference, Footnote

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); and (ii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in the money options, an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 and prior fiscal years.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Financial Performance Measures

The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining named executive officers, with (i) our cumulative TSR, (ii) our Peer Group TSR, and (iii) our net loss, in each case, for the fiscal years ended December 31, 2023, 2022, 2021, and 2020.

TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Crinetics & Index TSR versus Compensation Actually Paid

Compensation Actually Paid vs. Net Income

Relationship Between Financial Performance Measures

The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining named executive officers, with (i) our cumulative TSR, (ii) our Peer Group TSR, and (iii) our net loss, in each case, for the fiscal years ended December 31, 2023, 2022, 2021, and 2020.

Net Loss versus Compensation Actually Paid

Tabular List, Table

Pay Versus Performance Tabular List

We do not use any financial performance measures in determining executive compensation, other than stock price, given that the value to be delivered pursuant to the equity awards granted to our named executive officers is dependent on our future stock price. Pursuant to SEC guidance, stock price is not a permissible “Company Selected Measure.” As a result, we do not have a Company Selected Measure to reflect in the table above.

Total Shareholder Return Amount	$ 14,181	7,294	11,323	5,624
Peer Group Total Shareholder Return Amount	11,542	11,127	12,489	12,569
Net Income (Loss)	$ 214,529,000	$ 163,918,000	$ 107,641,000	$ 73,812,000
PEO Name	R. Scott Struthers	R. Scott Struthers	R. Scott Struthers	R. Scott Struthers
PEO | Adjustment to Compensation Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,769,655)	$ (4,731,436)	$ (3,236,940)	$ (3,006,000)
PEO | Adjustment to Compensation Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,240,083	3,491,978	5,006,084	1,312,646
PEO | Adjustment to Compensation Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,569,336	(1,875,193)	2,365,149	(2,894,352)
PEO | Adjustment to Compensation Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	803,078	694,519	923,354	397,678
PEO | Adjustment to Compensation Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	296,269	(1,569,220)	1,094,218	(1,394,088)
Non-PEO NEO | Adjustment to Compensation Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,598,250)	(2,158,041)	(2,092,355)	(1,052,100)
Non-PEO NEO | Adjustment to Compensation Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,764,469	1,935,411	2,704,739	459,427
Non-PEO NEO | Adjustment to Compensation Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,132,191	(334,059)	353,344	(797,205)
Non-PEO NEO | Adjustment to Compensation Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	262,444	117,051	205,709	139,187
Non-PEO NEO | Adjustment to Compensation Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 78,951	$ (261,711)	$ 122,971	$ (484,626)